Other Liabilities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vehicle lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 30,792	$ 6,403	$ 6,524
Right-of-use assets	28,269	6,018
Depreciation, right-of-use assets	$ 3,585	$ 2,314
Office space
Disclosure of quantitative information about right-of-use assets [line items]
Number of finance leases | lease	14
Office space | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	1 year
Office space | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	10 years
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	5 years
Number of maintenance vehicles | vehicle	217